Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 16,117,949	$ 7,446,664
Security deposit	33,700	33,909
Short-term investments	2,319,247
Interest receivable	12,594
Prepaid expenses and other current assets, net	5,212,285	10,925
Total current assets	23,695,775	7,516,498
Non-current assets:
Operating right-of-use assets, net	556,104	873,878
Property and equipment, net	4,758,279	5,961,173
Intangible assets, net	705,309	4,233,228
Security deposit	57,300	57,300
Prepayments for long-term asset	120,000
Long term equity investments	160,000
Deferred tax assets	342,369	251,005
Total non-current assets	6,699,361	11,376,584
TOTAL ASSETS	30,395,136	18,893,082
Current liabilities:
Convertible Note	9,000,000
Interest payable	423,131
Accrued expenses and other current liabilities	1,588,562	236,490
Operating lease liabilities	352,178	269,675
Total current liabilities	12,280,090	1,429,761
Non-current liabilities:
Operating lease liabilities	282,279	634,457
Total non-current liabilities	282,279	634,457
TOTAL LIABILITIES	12,562,369	2,064,218
Commitments and contingencies
Shareholders’ equity:
Ordinary shares ($0.004 par value, 1,000,000,000 shares authorized as of December 31, 2023 and December 31, 2023, and 35,174,479 and 60,819,897 shares issued and outstanding as of December 31, 2022 and December 31, 2023, the above par value and number of shares as of December 31, 2022 have been restated based on the data after the share consolidation on February 28, 2023)	243,298	140,716
Additional paid-in capital	693,093,915	682,848,997
Accumulated deficit	(676,677,485)	(667,320,289)
Accumulated other comprehensive (loss)/income	1,173,039	1,159,440
Total shareholders’ equity	17,832,767	16,828,864
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	30,395,136	18,893,082
Related Party [Member]
Current assets:
Amounts due from related parties		25,000
Current liabilities:
Amounts due to related parties	$ 916,219	$ 923,596